Note 21 - Borrowings - Significant Borrowings as of Closing Date (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	$ 583,437	$ 728,762
Significant borrowings as of closing date [member] | TUBOS DE ACERO DE MEXICO, SA and subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	200,000
Significant borrowings one, as of closing date [member] | TENARIS TUBOCARIBE LTDA. [member]
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	60,000
Significant borrowings two, as of closing date [member] | CONFAB INDUSTRIAL S.A. and subsidiaries [member]
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	40,000
Significant borrowings three, as of closing date [member]
Disclosure of detailed information about borrowings [line items]
Significant borrowings as of closing date	$ 39,000